Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based Payments
Share-based payments

10. Share-based payments

Share-settled awards

The Group’s employee incentives include share settled awards in the form of stock, offering them the opportunity to purchase ordinary shares by exercising options (Stock Options – “SOPs”), receiving ordinary shares (Restricted Stock Units – “RSUs”) upon vesting, and receiving shares upon the achievement of market conditions and passage of time ("Awards").

The cost of the employee services received with respect to those share-based compensation payments is recognized in the statement of income over the period that the employee provides services and according to the vesting conditions. The Group also issued Awards in 2020 that grant shares upon the achievement of market conditions related to the valuation of the Company. RSUs incentive was implemented in 2020 and is the main incentive since then.

The terms and conditions of the RSUs plans require the Group to withhold shares from the settlement to its employees to settle the employee’s tax obligation. Accordingly, the Group settles the transaction on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and issues the remaining shares to the employee on the vesting date. The employee’s tax obligation associated with the RSUs is calculated substantially based on the expected employee's personal tax rate and the fair value of the shares on the vesting date. In addition, for the countries where the Group is required to pay taxes and social security taxes over vested RSUs, the Group recognizes expenses related to corporate and social security taxes on the applicable awards, calculated mainly by applying the tax rates to the fair value of the ordinary shares at the reporting dates, and presents them as "Share-based compensation" between "Customer support and operations", "General and administrative expenses" and "Marketing expenses" in the consolidated statements of profit or loss.

There were no changes to the terms and conditions of the SOPs and RSUs after the grant date. The changes in the number of SOPs and RSUs are as follows. WAEP is the weighted average exercise price and WAGDFV is the weighted average fair value at the grant date.

SOPs	2025	WAEP (US$)	2024	WAEP (US$)	2023	WAEP (US$)

Outstanding on January 1	35,937,918	1.58	59,942,062	1.04	101,276,327	0.72
Exercised during the year	(14,110,158)	1.32	(23,795,083)	0.15	(39,100,504)	0.21
Forfeited during the year	(8,564)		(209,061)		(2,233,761)
Outstanding on December 31	21,819,196	1.80	35,937,918	1.58	59,942,062	1.04
Exercisable on December 31	21,819,196	1.80	35,771,297	1.58	53,561,964	0.94

RSUs	2025	WAGDFV (US$)	2024	WAGDFV (US$)	2023	WAEP (US$)

Outstanding on January 1	59,915,454	7.92	66,512,061	5.66	72,401,895	5.46
Granted during the year	37,616,075	11.91	27,823,420	11.33	35,823,472	4.97
Vested during the year	(33,525,131)	7.85	(29,598,948)	6.22	(29,212,440)	4.45
Forfeited during the year	(10,917,984)		(4,821,079)		(12,500,866)
Outstanding on December 31	53,088,414	10.54	59,915,454	7.92	66,512,061	5.66

The following tables present the total amount of share-based compensation expense and the provision for taxes for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023

SOP and RSU expenses and associated corporate and social security taxes expenses	352,828	393,788	256,103
RSUs and SOPs grant - business combination	3,570	5,480	13,400
Awards expenses and related taxes	2,575	8,936	19,814
Fair value adjustment - hedge of corporate and social security taxes (note 20)	(29,517)	(35,535)	(33,703)
Total share-based compensation expenses (note 8)	329,456	372,669	255,614

Equity share-based compensation, net of shares withheld for employee taxes	122,175	170,252	160,309

	2025	2024	2023

Liability provision for taxes presented as salaries, allowances and social security contributions	109,855	88,139	66,075

In 2025 and 2024, there were no SOPs granted. The following table presents additional information relating to the SOP characteristics and the valuation model:

	2025	2024	2023
Weighted average share price at the date of exercise of options during the year (US$)	13.82	12.38	6.37
Weighted Average remaining contractual life of options outstanding at year-end	2.99	4.79	4.78

Range of exercise prices of options outstanding at year end (US$)
Zero to US$ 0.10	3.5%	8.7%	28.7%
US$ 0.11 to US$ 0.50	92.8%	30.5%	32.6%
US$ 0.51 to US$ 15.00	3.7%	60.8%	38.7%

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	2,357	56,392	50,403
Unvested	—	320	12,125

The following table presents additional information related to the RSUs and Awards characteristics and the valuation model:

	2025	2024
Most relevant vesting periods for the grants outstanding
3 years	50.97%	53.82%
5 years	42.78%	37.32%
Weighted-Average awards vesting period	3.8 years	3.1 years